Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019	Nov. 01, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 54,242		$ 48,894
Derivative liabilities	53,203		50,051
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	400	$ 600	600	$ 500
Derivative liabilities	$ 1,200	$ 1,600	$ 1,600	$ 1,200